Leases - Other Operating Lease Information (Details)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Weighted-average remaining lease term (in years)	4 years 9 months 14 days	5 years 2 months 12 days	4 years 3 months	3 years 6 months
Weighted-average discount rate	4.50%	5.60%	6.70%	7.80%